                      SUPPLEMENT DATED SEPTEMBER 22, 2005
                                     TO THE
                      STATEMENT OF ADDITIONAL INFORMATION

                            DATED SEPTEMBER 30, 2004
                            VAN KAMPEN RESERVE FUND,
                         AS PREVIOUSLY SUPPLEMENTED ON
            DECEMBER 17, 2004, FEBRUARY 2, 2005 AND AUGUST 19, 2005

                             DATED OCTOBER 29, 2004
                             VAN KAMPEN PACE FUND,
                         AS PREVIOUSLY SUPPLEMENTED ON
             DECEMBER 8, 2004, FEBRUARY 2, 2005 AND AUGUST 19, 2005

                        VAN KAMPEN TAX FREE MONEY FUND,
                         AS PREVIOUSLY SUPPLEMENTED ON
            DECEMBER 17, 2004, FEBRUARY 2, 2005 AND AUGUST 19, 2005

                         VAN KAMPEN SERIES FUND, INC.,
                            ON BEHALF OF ITS SERIES,
                        VAN KAMPEN EMERGING MARKETS FUND
                         VAN KAMPEN EQUITY GROWTH FUND
                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                        VAN KAMPEN GLOBAL FRANCHISE FUND
                      VAN KAMPEN GLOBAL VALUE EQUITY FUND,
                       EACH AS PREVIOUSLY SUPPLEMENTED ON
            DECEMBER 8, 2004, FEBRUARY 2, 2005 AND AUGUST 19, 2005,
                        VAN KAMPEN AMERICAN VALUE FUND,
                         AS PREVIOUSLY SUPPLEMENTED ON
    DECEMBER 8, 2004, FEBRUARY 2, 2005, AUGUST 15, 2005 AND AUGUST 19, 2005

                            DATED DECEMBER 30, 2004
                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF ITS SERIES,
                    VAN KAMPEN INTERNATIONAL ADVANTAGE FUND
                          VAN KAMPEN TECHNOLOGY FUND,
    EACH AS PREVIOUSLY SUPPLEMENTED ON FEBRUARY 2, 2005 AND AUGUST 19, 2005

                           VAN KAMPEN TAX FREE TRUST,
                            ON BEHALF OF ITS SERIES,
                  VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND
              VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND,
                       EACH AS PREVIOUSLY SUPPLEMENTED ON
              FEBRUARY 2, 2005, APRIL 29, 2005 AND AUGUST 19, 2005
                    VAN KAMPEN INSURED TAX FREE INCOME FUND
                        VAN KAMPEN MUNICIPAL INCOME FUND
                    VAN KAMPEN NEW YORK TAX FREE INCOME FUND
                  VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND,
    EACH AS PREVIOUSLY SUPPLEMENTED ON FEBRUARY 2, 2005 AND AUGUST 19, 2005

                  VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND
                        VAN KAMPEN EMERGING GROWTH FUND,
      EACH AS PREVIOUSLY SUPPLEMENTED FEBRUARY 2, 2005 AND AUGUST 19, 2005

                        VAN KAMPEN CORPORATE BOND FUND,
                         AS PREVIOUSLY SUPPLEMENTED ON
              FEBRUARY 2, 2005, JUNE 16, 2005 AND AUGUST 19, 2005

                          VAN KAMPEN HIGH YIELD FUND,
                         AS PREVIOUSLY SUPPLEMENTED ON
       FEBRUARY 2, 2005, MARCH 7, 2005, JUNE 16, 2005 AND AUGUST 19, 2005

                             DATED JANUARY 31, 2005
                     VAN KAMPEN GOVERNMENT SECURITIES FUND,
                 AS PREVIOUSLY SUPPLEMENTED ON AUGUST 19, 2005

                              DATED MARCH 31, 2005
                       VAN KAMPEN GROWTH AND INCOME FUND,
       AS PREVIOUSLY SUPPLEMENTED ON AUGUST 15, 2005 AND AUGUST 19, 2005

                          VAN KAMPEN TAX-EXEMPT TRUST,
                            ON BEHALF OF ITS SERIES,
                     VAN KAMPEN HIGH YIELD MUNICIPAL FUND,
                 AS PREVIOUSLY SUPPLEMENTED ON AUGUST 19, 2005

                              DATED APRIL 29, 2005
                            VAN KAMPEN COMSTOCK FUND
                           VAN KAMPEN ENTERPRISE FUND
                             VAN KAMPEN HARBOR FUND
                        VAN KAMPEN LIMITED DURATION FUND
                    VAN KAMPEN REAL ESTATE SECURITIES FUND,
               EACH AS PREVIOUSLY SUPPLEMENTED ON AUGUST 19, 2005

                       VAN KAMPEN EQUITY AND INCOME FUND,
       AS PREVIOUSLY SUPPLEMENTED ON AUGUST 15, 2005 AND AUGUST 19, 2005

                       VAN KAMPEN U.S. GOVERNMENT TRUST,
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN U.S. MORTGAGE FUND,
                 AS PREVIOUSLY SUPPLEMENTED ON AUGUST 19, 2005

                       VAN KAMPEN LIFE INVESTMENT TRUST,
                            ON BEHALF OF ITS SERIES,
                          AGGRESSIVE GROWTH PORTFOLIO
                               COMSTOCK PORTFOLIO
                           EMERGING GROWTH PORTFOLIO
                              ENTERPRISE PORTFOLIO
                              GOVERNMENT PORTFOLIO
                            MONEY MARKET PORTFOLIO,
               EACH AS PREVIOUSLY SUPPLEMENTED ON AUGUST 19, 2005
                          GROWTH AND INCOME PORTFOLIO,
       AS PREVIOUSLY SUPPLEMENTED ON AUGUST 15, 2005 AND AUGUST 19, 2005

                               DATED MAY 2, 2005
                           VAN KAMPEN EXCHANGE FUND,
                 AS PREVIOUSLY SUPPLEMENTED ON AUGUST 19, 2005

                               DATED MAY 17, 2005
                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF ITS SERIES,
                       VAN KAMPEN AMERICAN FRANCHISE FUND
       AS PREVIOUSLY SUPPLEMENTED ON AUGUST 19, 2005 AND AUGUST 22, 2005

                              DATED JULY 29, 2005
                            VAN KAMPEN EQUITY TRUST,
                            ON BEHALF OF ITS SERIES,
                       VAN KAMPEN AGGRESSIVE GROWTH FUND
                         VAN KAMPEN MID CAP GROWTH FUND
                         VAN KAMPEN SELECT GROWTH FUND
                        VAN KAMPEN SMALL CAP VALUE FUND
                            VAN KAMPEN UTILITY FUND,
               EACH AS PREVIOUSLY SUPPLEMENTED ON AUGUST 19, 2005
                       VAN KAMPEN SMALL CAP GROWTH FUND,
      AS PREVIOUSLY SUPPLEMENTED ON AUGUST 15, 2005 AND ON AUGUST 19, 2005

     The Statement of Additional Information is hereby supplemented as follows:

     (1) Effective September 22, 2005, Mitchell M. Merin has resigned as Trustee/Director/Managing General Partner and President of the funds in the Fund Complex and all references to him in the Statement of Additional Information are hereby deleted.

     (2) Effective September 22, 2005, Ronald E. Robison is hereby named President of the funds in the Fund Complex.

     (3) Effective September 22, 2005, Richard F. Powers III has resigned as Trustee/Director/Managing General Partner of the funds in the Fund Complex and all references to him in the Statement of Additional Information are hereby deleted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 RESGSAISPT 9/05